Results From Financial Transactions - Summary of Net Fair Value Change of Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Net fair value change of derivatives [abstract]
Net fair value change on economic hedges where no hedge accounting is applied	€ (143)	€ (265)	€ (533)
Net fair value change on bifurcated embedded derivatives	1,290	1,023	(1,739)
Ineffective portion of hedge transactions to which hedge accounting is applied	1	4	2
Total	€ 1,148	€ 761	€ (2,270)

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.